UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   STRATTON HOUSE
           5 STRATTON STREET
           LONDON ENGLAND W1J 8LA

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England            January 29, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total:   $2,677,792
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


----          -------------------               ------------------------------

                                               FORM 13F INFORMATION TABLE
                                                EGERTON CAPITAL LIMITED
                                                   DECEMBER 31, 2012

COLUMN 1                       COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                     VALUE      SHRS OR    SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP      (x1000)     PRN AMT    PRN CALL   DISCRETION  MNGRS   SOLE    SHARED  NONE
--------------                 ---------     ------     -------     --------   ---------  ----------- -----   -----   ------- ----

AMERICAN EXPRESS CO            COM          025816109    229,397    3,990,900  SH            SOLE                    3,990,900
APPLE INC                      COM          037833100     68,867      129,407  SH            SOLE                      129,407
BANK OF AMERICA CORPORATION    COM          060505104    148,234   12,352,848  SH            SOLE                   12,352,848
COGNIZANT TECHNOLOGY SOLUTIO   CL A         192446102    116,963    1,583,155  SH            SOLE                    1,583,155
COMCAST CORP NEW               CL A         20030N101    147,699    3,953,402  SH            SOLE                    3,953,402
DISNEY WALT CO                 COM DISNEY   254687106    277,157    5,566,523  SH            SOLE                    5,566,523
FISERV INC                     COM          337738108    134,775    1,705,366  SH            SOLE                    1,705,366
MASTERCARD INC                 CL A         57636Q104    219,169      446,118  SH            SOLE                      446,118
MONSANTO CO NEW                COM          61166W101    139,353    1,472,293  SH            SOLE                    1,472,293
NEWS CORP                      CL A         65248E104    448,246   17,571,378  SH            SOLE                   17,571,378
NIKE INC                       CL B         654106103     13,726      266,000  SH            SOLE                      266,000
SIGNET JEWELERS LIMITED        SHS          G81276100    133,076    2,492,062  SH            SOLE                    2,492,062
SIX FLAGS ENTMT CORP NEW       COM          83001A102     33,074      540,422  SH            SOLE                      540,422
UNITED RENTALS INC             COM          911363109     29,080      638,850  SH            SOLE                      638,850
VIRGIN MEDIA INC               COM          92769L101     74,070    2,015,505  SH            SOLE                    2,015,505
VISA INC                       COM CL A     92826C839    282,576    1,864,206  SH            SOLE                    1,864,206
WILLIAMS SONOMA INC            COM          969904101    137,010    3,130,229  SH            SOLE                    3,130,229
YANDEX N V                     SHS CLASS A  N97284108     45,320    2,104,010  SH            SOLE                    2,104,010

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